Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2016, 2015 and 2014, in millions:

Allowance for Doubtful Accounts:

	Balance at Beginning of Year	Provisions Charged to Earnings	Write-Offs	Translation Adjustments	Reclassifications and Other	Balance at End of Year
2016	$98.1	$20.4	$(16.9)	$(3.2)	$(0.2)	$98.2
2015	111.4	16.3	(20.3)	(10.1)	0.8	98.1
2014	118.6	18.9	(15.8)	(11.5)	1.2	111.4